Condensed Consolidated Statement of Changes in Temporary Equity and Stockholders' (Deficiency) Equity - USD ($)	Series B Convertible Redeemable Preferred Stock [Member]	Common Stock [Member]	Treasury Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Other Comprehensive Loss [Member]	Accumulated Deficit [Member]	Total	Noncontrolling Interest [Member]	Gaucho Group Holdings Stockholder's Deficiency [Member]
Balance beginning at Dec. 31, 2016		$ 429,153	$ (14,070)	$ 80,102,189	$ (10,459,242)	$ (67,631,569)	$ 2,426,461
Balance beginning, shares at Dec. 31, 2016		42,915,379	4,411
Series B preferred stock issued for cash	$ 7,759,500
Series B preferred stock issued for cash, shares	775,931
Common stock issued for cash, net of issuance costs of $4,500		$ 225		40,275			40,500
Common stock issued for cash, net of issuance costs of $4,500, shares		22,500
Common stock issued in satisfaction of deferred revenue		$ 622		123,917			124,539
Common stock issued in satisfaction of deferred revenue, shares		62,270
Exchange of 8% notes for Series B preferred stock	$ 1,267,324
Exchange of 8% notes for Series B preferred stock, shares	126,739
Common stock issued in satisfaction of 401(k) profit sharing liability		$ 678		73,190			73,868
Common stock issued in satisfaction of 401(k) profit sharing liability, shares		67,770
Options and warrants				623,907			623,907
Dividends				(60,515)			(60,515)
True-up to transfer agent's records		$ (4)		4
True-up to transfer agent's records, shares		(373)
Common stock returned to the company to satisfy receivable
Net loss						(7,912,512)	(7,912,512)
Other comprehensive loss					(336,568)		(336,568)
Balance ending at Dec. 31, 2017	$ 9,026,824	$ 430,674	$ (14,070)	80,902,967	(10,795,810)	(75,544,081)	(5,020,320)
Balance ending, shares at Dec. 31, 2017	902,670	43,067,546	4,411
Common stock issued in satisfaction of 401(k) profit sharing liability		$ 1,163		80,236			81,399
Common stock issued in satisfaction of 401(k) profit sharing liability, shares		116,284
Options and warrants				183,220			183,220
Net loss						(1,425,114)	(1,425,114)
Other comprehensive loss					(285,609)		(285,609)
Balance ending at Mar. 31, 2018	$ 9,026,824	$ 431,837	$ (14,070)	81,166,423	(11,081,419)	(76,969,195)	(6,466,424)
Balance ending, shares at Mar. 31, 2018	902,670	43,183,830	4,411
Balance beginning at Dec. 31, 2017	$ 9,026,824	$ 430,674	$ (14,070)	80,902,967	(10,795,810)	(75,544,081)	(5,020,320)
Balance beginning, shares at Dec. 31, 2017	902,670	43,067,546	4,411
Common stock returned to the company to satisfy receivable							(32,285)
Net loss							(5,207,229)
Balance ending at Sep. 30, 2018	$ 9,026,824	$ 467,384	$ (46,355)	83,663,629	(11,991,301)	(80,751,310)	(8,657,953)
Balance ending, shares at Sep. 30, 2018	902,670	46,738,532	50,533
Balance beginning at Dec. 31, 2017	$ 9,026,824	$ 430,674	$ (14,070)	80,902,967	(10,795,810)	(75,544,081)	(5,020,320)
Balance beginning, shares at Dec. 31, 2017	902,670	43,067,546	4,411
Common stock issued in satisfaction of deferred revenue
Common stock issued in satisfaction of 401(k) profit sharing liability		$ 1,163		80,236			81,399
Common stock issued in satisfaction of 401(k) profit sharing liability, shares		116,284
Options and warrants				716,249			716,249
Common stock issued for cash		$ 18,911		1,304,784			1,323,695
Common stock issued for cash, shares		1,890,993
Beneficial conversion feature on convertible debt issued				227,414			227,414
Common stock issued upon conversion of convertible debt and interest		$ 12,855		797,020			809,875
Common stock issued upon conversion of convertible debt and interest, shares		1,285,517
Dividends declared on Series B Convertible Redeemable Preferred Stock				(474,719)			(474,719)
Common stock issued in satisfaction of dividends payable		$ 3,781		260,491			264,272
Common stock issued in satisfaction of dividends payable, shares		378,193
Common stock returned to the company to satisfy receivable			$ (32,285)				(32,285)
Common stock returned to the company to satisfy receivable, shares			46,122
Net loss						(5,678,418)	(5,678,418)
Other comprehensive loss					(2,314,409)		(2,314,409)
Balance ending at Dec. 31, 2018	$ 9,026,824	$ 467,384	$ (46,355)	83,814,442	(13,110,219)	(81,222,499)	(10,097,247)		$ (10,097,247)
Balance ending, shares at Dec. 31, 2018	902,670	46,738,533	50,533
Balance beginning at Mar. 31, 2018	$ 9,026,824	$ 431,837	$ (14,070)	81,166,423	(11,081,419)	(76,969,195)	(6,466,424)
Balance beginning, shares at Mar. 31, 2018	902,670	43,183,830	4,411
Options and warrants				205,111			205,111
Common stock issued for cash		$ 8,220		567,180			575,400
Common stock issued for cash, shares		822,000
Beneficial conversion feature on convertible debt issued				227,414			227,414
Common stock issued upon conversion of convertible debt and interest		$ 12,855		797,020			809,875
Common stock issued upon conversion of convertible debt and interest, shares		1,285,516
Dividends declared on Series B Convertible Redeemable Preferred Stock				(474,719)			(474,719)
Common stock issued in satisfaction of dividends payable		$ 3,781		260,491			264,272
Common stock issued in satisfaction of dividends payable, shares		378,193
Common stock returned to the company to satisfy receivable			$ (32,285)				(32,285)
Common stock returned to the company to satisfy receivable, shares			46,122
Net loss						(2,506,775)	(2,506,775)
Other comprehensive loss					(909,557)		(909,557)
Balance ending at Jun. 30, 2018	$ 9,026,824	$ 456,693	$ (46,355)	82,748,920	(11,990,976)	(79,475,970)	(8,307,688)
Balance ending, shares at Jun. 30, 2018	902,670	45,669,539	50,533
Options and warrants				177,105			177,105
Common stock issued for cash		$ 10,691		737,604			748,295
Common stock issued for cash, shares		1,068,993
Net loss						(1,275,340)	(1,275,340)
Other comprehensive loss					(325)		(325)
Balance ending at Sep. 30, 2018	$ 9,026,824	$ 467,384	$ (46,355)	83,663,629	(11,991,301)	(80,751,310)	(8,657,953)
Balance ending, shares at Sep. 30, 2018	902,670	46,738,532	50,533
Balance beginning at Dec. 31, 2018	$ 9,026,824	$ 467,384	$ (46,355)	83,814,442	(13,110,219)	(81,222,499)	(10,097,247)		(10,097,247)
Balance beginning, shares at Dec. 31, 2018	902,670	46,738,533	50,533
Common stock issued in satisfaction of 401(k) profit sharing liability		$ 1,812		61,603			63,415		63,415
Common stock issued in satisfaction of 401(k) profit sharing liability, shares		181,185
Options and warrants				157,994			157,994		157,994
Common stock issued for cash		$ 25,279		859,471			884,750		884,750
Common stock issued for cash, shares		2,527,857
Net loss						(1,400,957)	(1,400,957)		(1,400,957)
Other comprehensive loss					8,339		8,339		8,339
Balance ending at Mar. 31, 2019	$ 9,026,824	$ 494,475	$ (46,355)	84,893,510	(13,101,880)	(82,623,456)	(10,383,706)		(10,383,706)
Balance ending, shares at Mar. 31, 2019	902,670	49,447,575	50,533
Balance beginning at Dec. 31, 2018	$ 9,026,824	$ 467,384	$ (46,355)	83,814,442	(13,110,219)	(81,222,499)	(10,097,247)		(10,097,247)
Balance beginning, shares at Dec. 31, 2018	902,670	46,738,533	50,533
Common stock returned to the company to satisfy receivable
Net loss							(4,819,585)
Balance ending at Sep. 30, 2019	$ 9,026,824	$ 603,215	$ (46,355)	88,787,775	(12,379,452)	(85,886,569)	(6,970,293)	1,951,093	(8,921,386)
Balance ending, shares at Sep. 30, 2019	902,670	60,321,615	50,533
Balance beginning at Mar. 31, 2019	$ 9,026,824	$ 494,475	$ (46,355)	84,893,510	(13,101,880)	(82,623,456)	(10,383,706)		(10,383,706)
Balance beginning, shares at Mar. 31, 2019	902,670	49,447,575	50,533
Options and warrants				68,508			68,508		68,508
Common stock issued for cash		$ 60,714		2,064,286			2,125,000		2,125,000
Common stock issued for cash, shares		6,071,428
Common stock issued upon conversion of convertible debt and interest		$ 836		51,824			52,660		52,660
Common stock issued upon conversion of convertible debt and interest, shares		83,587
Debt converted to common stock of GGI							2,106,608	2,106,608
Net loss						(1,946,609)	(1,993,018)	(46,409)	(1,946,609)
Other comprehensive loss					357,078		357,078		357,078
Balance ending at Jun. 30, 2019	$ 9,026,824	$ 556,025	$ (46,355)	87,078,128	(12,744,802)	(84,570,065)	(7,666,870)	2,060,199	(9,727,069)
Balance ending, shares at Jun. 30, 2019	902,670	55,602,590	50,533
Options and warrants				105,178			105,178		105,178
Common stock issued for cash		$ 45,741		1,555,209			1,600,950		1,600,950
Common stock issued for cash, shares		4,574,143
Common stock issued in satisfaction of debt obligations		$ 1,449		49,260			50,709		50,709
Common stock issued in satisfaction of debt obligations, shares		144,882
Net loss						(1,316,504)	(1,425,610)	(109,106)	(1,316,504)
Other comprehensive loss					365,350		365,350		365,350
Balance ending at Sep. 30, 2019	$ 9,026,824	$ 603,215	$ (46,355)	$ 88,787,775	$ (12,379,452)	$ (85,886,569)	$ (6,970,293)	$ 1,951,093	$ (8,921,386)
Balance ending, shares at Sep. 30, 2019	902,670	60,321,615	50,533